Variable Interest Entities - Unconsolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	$ 259,770.1	$ 241,602.9
Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Carrying value used if distributions received are in excess of investment	0.0
Asset-backed limited partnership
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	249.3
Corporate debt securities | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	364.9	111.8
Maximum exposure to loss	369.8	127.2
Residential mortgage-backed pass-through securities | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	2,824.9	2,170.9
Maximum exposure to loss	2,959.8	2,362.1
Residential mortgage-backed pass-through securities | Trading | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	10.4	5.4
Maximum exposure to loss	10.4	5.4
Commercial mortgage-backed securities | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	4,743.4	4,827.5
Maximum exposure to loss	5,391.6	5,529.7
Commercial mortgage-backed securities | Trading | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	53.1	83.4
Maximum exposure to loss	53.1	83.4
Collateralized debt obligations | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	5,397.8	4,560.2
Maximum exposure to loss	5,459.0	4,813.4
Collateralized debt obligations | Trading | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	2.0	5.7
Maximum exposure to loss	2.0	5.7
Other debt obligations | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	7,879.4	6,483.3
Maximum exposure to loss	8,976.2	7,537.2
Other debt obligations | Trading | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	228.4	80.0
Maximum exposure to loss	228.4	80.0
Other investments: Other limited partnership and fund interests | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	1,661.2	1,088.5
Maximum exposure to loss	$ 2,954.3	$ 1,765.4